Income and social contribution taxes, Deferred taxes (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Income and social contribution tax effect on [Abstract]
Total assets		R$ 6,707	R$ 44
Income and social contribution tax effect on [Abstract]
Total liabilities		141,055	137,028
Allowance for Doubtful Accounts [Member]
Income and social contribution tax effect on [Abstract]
Total assets		6,707	0
Sundry Provisions [Member]
Income and social contribution tax effect on [Abstract]
Total assets		0	44
Appreciation of Property, Plant and Equipment [Member]
Income and social contribution tax effect on [Abstract]
Total liabilities		14,660	15,438
Customer Relationship and License [Member]
Income and social contribution tax effect on [Abstract]
Total liabilities		10,052	10,975
Business Combination/Goodwill [Member]
Income and social contribution tax effect on [Abstract]
Total liabilities		91,024	91,024
Government Entities [Member]
Income and social contribution tax effect on [Abstract]
Total liabilities	[1]	R$ 25,319	R$ 19,591

[1]	The amount relates to deferral of income until its realization. According to current legislation, the portion of income proportional to revenue considered in profit or loss and not received may be excluded from the calculation.